Accounting Policies	12 Months Ended
Jul. 31, 2011
Accounting Policies
Significant Accounting Policies [Text Block]

2.

SIGNIFICANT ACCOUNTING POLICIES

a)

Basis of Presentation

The accounting and reporting policies of the Company conform to U.S. generally accepted accounting principles (US GAAP) applicable to development stage companies.

b)

Fiscal Periods

The Company’s fiscal year end is July 31.

c)

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

d)

Cash and Cash Equivalents

Cash and cash equivalents include cash in banks, money market funds, and certificates of term deposits with maturities of less than three months from inception, which are readily convertible to known amounts of cash and which, in the opinion of management, are subject to an insignificant risk of loss in value. The Company had $Nil in cash and cash equivalents at July 31, 2011 (July 31, 2010 - $Nil).

e)

Financial Instruments and Risk Concentrations

The Company’s financial instruments comprise cash and cash equivalents, loan receivable, accounts payable and accrued liabilities, notes payable and convertible loan. Unless otherwise indicated, the fair value of financial assets and financial liabilities approximate their recorded values due to their short terms to maturity. The Company determines the fair value of its long-term financial instruments based on quoted market values or discounted cash flow analyses.

Financial instruments that may potentially subject the Company to concentrations of credit risk comprise primarily cash and cash equivalents and accounts receivable. Cash and cash equivalents comprise deposits with major commercial banks and/or checking account balances. With respect to accounts receivable, the Company performs periodic credit evaluations of the financial condition of its customers and typically does not require collateral from them. Allowances are maintained for potential credit losses consistent with the credit risk of specific customers and other information. Unless otherwise noted, it is management's opinion that the Company is not exposed to significant interest or currency risks in respect of its financial instruments.

f)

Foreign Currency Translation

The financial statements are presented in US dollars. In accordance with Statement of Financial Accounting Standards The Company maintains its accounting records in U.S. dollars, which is the functional, and reporting currency. No significant gains or losses were recorded form inception to July 31, 2011.

g)

Income Taxes

The Company accounts for its income taxes in accordance with ASC 740, “Income Taxes”, which requires recognition of deferred tax assets and liabilities for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that the deferred tax assets will not be realized.

h)

Basic and Diluted (Loss) per Share

The Company reports earnings (loss) per share in accordance with ASC 260, "Earnings per Share." Basic earnings (loss) per share is computed by dividing income (loss) available to common stockholders by the weighted average number of common shares available. Diluted earnings (loss) per share is computed similar to basic earnings (loss) per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. The Company has no potential dilutive instruments and accordingly, basic loss and diluted share loss per share are equal.

i)

Stock-Based Compensation

The Company has adopted FASB ASC 718 (Prior authoritative literature: SFAS 123 (revised in December 2004), “Share Based Payment,” which requires measuring the cost of employee and non-employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award. That cost will be recognized over the period during which an employee or a non-employee is required to provide service in exchange for the award-the requisite service period. The Company does not recognize compensation cost for equity instruments for which employees do not render the requisite service. Grant-date fair value of employee and non-employee share options and similar instruments are estimated using option-pricing models adjusted for the unique characteristics of those instruments. For the year ended July 31, 2011 the Company did not have any stock-based compensation.

j)

Revenue Recognition

The Company recognizes revenue at the point of passage to the customer of title and risk of loss when there is persuasive evidence of an arrangement, the sales price is determinable, and collection of the resulting receivable is reasonably assured. Service revenues are generally recognized at the time of performance. Revenues billed in advance under contracts are deferred and recognized over the corresponding service periods. Revenue will consist of services income and will be recognized only when all of the following criteria have been met:

(i)

Persuasive evidence for an agreement exists;

(ii)

Service has occurred;

(iii)

The fee is fixed or determinable; and

(iv)

Revenue is reasonably assured.